SHARE BASED COMPENSATION - Summary of Share Option Activity Under Option Plans (Details) - 2018 Share Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Beginning balance	940,500	992,500
Number of options, Granted		10,000
Number of options, Forfeited	(15,500)	(62,000)
Number of options, Ending balance	925,000	940,500	992,500
Number of options, Vested and expected to vest	925,000
Number of options, Exercisable	914,250
Weighted average exercise price, Beginning balance	$ 12.26	$ 12.27
Weighted average exercise price, Granted		14.00
Weighted average exercise price, Forfeited	12.52	12.84
Weighted average exercise price, Ending balance	12.25	$ 12.26	$ 12.27
Weighted average exercise price, Vested and expected to vest	12.25
Weighted average exercise price, Exercisable	$ 12.22
Weighted average remaining contractual life, Outstanding	2 months 4 days	1 year 2 months 4 days	2 years 1 month 20 days
Weighted average remaining contractual life, Granted		6 years
Weighted average remaining contractual life, Vested and expected to vest	2 months 4 days
Weighted average remaining contractual life, Exercisable	2 months 4 days